497(e)
                                                                      333-160951

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MARCH 1, 2010 TO THE DECEMBER 14, 2009 PROSPECTUS FOR RETIREMENT CORNERSTONE(SM) SERIES B, SERIES L, SERIES CP(SM) , AND SERIES C

--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced prospectus and statement of additional information, as previously supplemented (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Retirement Cornerstone(SM) Series Prospectus.

Please note the following changes, which are applicable throughout the
Prospectus:

1. The first sentence in the second paragraph under "Guaranteed income benefit ("GIB")" in "Retirement Cornerstone(SM) Series at a glance -- key features" is deleted in its entirety and replaced with the following:

Beginning in the second contract year, and prior to the beginning of your Lifetime GIB payments, the GIB allows you to take certain withdrawals (your "Annual withdrawal amount") that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual Ratchet to age 95 benefit base at the time of the withdrawal.

2. The following information replaces the charges for the "Greater of" death benefit and Guaranteed income benefit in "Fee table" and under ""Greater of" death benefit" and "Guaranteed income benefit charge" under "Charges and expenses".


    ---------------------------------------------------------------------------------------------
    "Greater of" death benefit charge
    ---------------------------------------------------------------------------------------------
    Maximum Charge (if the Roll-up to age 85 benefit base resets, we reserve the right to   1.05%
    increase your charge up to):
    ---------------------------------------------------------------------------------------------
    Current Charge:                                                                         0.90%
    ---------------------------------------------------------------------------------------------
    Guaranteed income benefit charge
    ---------------------------------------------------------------------------------------------
    Maximum Charge (if the GIB Roll-up benefit base resets, we reserve the right to         1.20%
    increase your charge up to):
    ---------------------------------------------------------------------------------------------
    Current Charge:                                                                         0.90%
    ---------------------------------------------------------------------------------------------

3.  The changes described below are made under "Examples" in "Fee table".

    3a. The last sentence of the second paragraph is deleted in its entirety and replaced with the following:

The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each benefit's benefit base.

    3b. The second sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Guaranteed benefit variable investment options that invest in portfolios with
(a) the maximum fees and expenses and (b) the minimum fees and expenses (before expense limitations).

    3c. The following information replaces the first set of examples, which assume the "Greater of" death benefit and Guaranteed income benefit have been elected.

    Series B

    -----------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract at the        If you annuitize at the end of the
                                      end of the applicable time period                applicable time period
    -----------------------------------------------------------------------------------------------------------------------
                                    1 year     3 years    5 years    10 years   1 year     3 years    5 years    10 years
    -----------------------------------------------------------------------------------------------------------------------
    (a) assuming maximum fees and
        expenses of any of the
        Portfolios                  $1,163     $2,040     $2,990      $5,491     N/A       $2,040     $2,990      $5,491
    (b) assuming minimum fees and
        expenses of any of the
        Portfolios                  $1,106     $1,873     $2,718      $4,985     N/A       $1,873     $2,718      $4,985
    -----------------------------------------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                     If you do not surrender your contract at
                                      the end of the applicable time period
    ----------------------------------------------------------------------------
                                     1 year    3 years    5 years   10 years
    ----------------------------------------------------------------------------
    (a) assuming maximum fees and
        expenses of any of the
        Portfolios                    $463     $1,440     $2,490     $5,491
    (b) assuming minimum fees and
        expenses of any of the
        Portfolios                    $406     $1,273     $2,218     $4,985
    ----------------------------------------------------------------------------



IM-10-09 (3/10)                                                    143842 (3/10)
RC-All NB                                                                 x03034

    Series CP(SM)

    -----------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at the        If you annuitize at the end of the
                                          end of the applicable time period               applicable time period
    -----------------------------------------------------------------------------------------------------------------------
                                      1 year     3 years    5 years    10 years   1 year    3 years    5 years     10 years
    -----------------------------------------------------------------------------------------------------------------------
    (a) assuming maximum fees and
        expenses of any of the
        Portfolios                    $1,301     $2,252     $3,174      $5,843     N/A       $2,252     $3,174      $5,843
    (b) assuming minimum fees and
        expenses of any of the
        Portfolios                    $1,242     $2,079     $2,894      $5,329     N/A       $2,079     $2,894      $5,329
    -----------------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
                                       If you do not surrender your contract at
                                        the end of the applicable time period
    ----------------------------------------------------------------------------
                                       1 year    3 years   5 years    10 years
    ----------------------------------------------------------------------------
    (a) assuming maximum fees and
        expenses of any of the
        Portfolios                      $501     $1,552     $2,674     $5,843
    (b) assuming minimum fees and
        expenses of any of the
        Portfolios                      $442     $1,379     $2,394     $5,329
    ----------------------------------------------------------------------------

    Series L

    -----------------------------------------------------------------------------------------------------------------------
                                      If you surrender your contract at the        If you annuitize at the end of the
                                        end of the applicable time period                applicable time period
    -----------------------------------------------------------------------------------------------------------------------
                                   1 year     3 years     5 years    10 years   1 year    3 years    5 years     10 years
    -----------------------------------------------------------------------------------------------------------------------
    (a) assuming maximum fees and
      expenses of any of the
      Portfolios                    $1,300     $2,146     $2,661      $5,800     N/A       $2,146     $2,661      $5,800
    (b) assuming minimum fees and
      expenses of any of the
      Portfolios                    $1,243     $1,980     $2,393      $5,313     N/A       $1,980     $2,393      $5,313
    -----------------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------
                                       If you do not surrender your contract at
                                        the end of the applicable time period
    ----------------------------------------------------------------------------
                                       1 year    3 years    5 years   10 years
    ----------------------------------------------------------------------------
    (a) assuming maximum fees and
        expenses of any of the
        Portfolios                      $500     $1,546     $2,661     $5,800
    (b) assuming minimum fees and
        expenses of any of the
        Portfolios                      $443     $1,380     $2,393     $5,313
    ----------------------------------------------------------------------------

    Series C

    -------------------------------------------------------------------------------------
                                                   If you annuitize at the end of the
                                                        applicable time period
    -------------------------------------------------------------------------------------
                                              1 year     3 years     5 years     10 years
    -------------------------------------------------------------------------------------
    (a) assuming maximum fees and
        expenses of any of the Portfolios      N/A        $1,911      $3,036      $6,194
    (b) assuming minimum fees and
        expenses of any of the Portfolios      N/A        $1,746      $2,768      $5,709
    -------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------
                                            If you surrender or do not surrender your contract at the
                                                     end of the applicable time period
    -------------------------------------------------------------------------------------------------
                                              1 year         3 years         5 years        10 years
    -------------------------------------------------------------------------------------------------
    (a) assuming maximum fees and
        expenses of any of the Portfolios     $505           $1,561          $2,686         $5,844
    (b) assuming minimum fees and
        expenses of any of the Portfolios     $448           $1,396          $2,418         $5,359
    -------------------------------------------------------------------------------------------------

4. The following changes are made to "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits".

    The 1st bullet point is deleted in its entirety and replaced with the following:

    o A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base on a pro rata basis.

    The 2nd bullet point is deleted in its entirety and replaced with the following:

    o Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base.

    The 3rd bullet point is deleted in its entirety and replaced with the following:

    o Beginning in the second contract year and until age 86, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

    The first sentence of the 6th bullet point is deleted in its entirety and replaced with the following:

    o A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB benefit base on a pro rata basis.

    The first sentence of the 7th bullet point is deleted in its entirety and replaced with the following:

    o Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base, provided your GIB Roll-up benefit base is greater than your Annual ratchet to age 95 benefit base at the time of the withdrawal.

    The first sentence of the 8th bullet point is deleted in its entirety and replaced with the following:

    o Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will reduce your GIB benefit base, if your Annual Ratchet to age 95 benefit base is greater than your GIB Roll-up benefit base at the time of the withdrawal.

5. The first two sentences of the seventh paragraph under "Guaranteed income benefit" in "Contract features and benefits" are deleted in their entirety and replaced with the following:

A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base on a pro rata basis. Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base.

6. The changes described below are made in the subsection entitled "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits".

    6a. The first paragraph is deleted in its entirety and replaced with:

Your Annual withdrawal amount is calculated on the first day of each contract year, and is equal to:

    o   the Annual Roll-up rate in effect at the time, multiplied by;

    o the GIB Roll-up benefit base as of the most recent contract date anniversary.

    6b. The second paragraph is deleted in its entirety and replaced with:

Beginning in the second contract year, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB Roll-up benefit base(s).

    6c. The first sentence in the third paragraph is deleted in its entirety and replaced with:

Beginning in the second contract year until age 86, if your Lifetime GIB payments have not begun, withdrawals up to your Annual Roll-up amount will not reduce your Roll-up to age 85 benefit base.

    6d. The first sentence in the fourth paragraph is deleted in its entirety and replaced with:

A withdrawal from your Guaranteed benefit account value in the first contract year will reduce the Roll-up benefit base on a pro rata basis.

7. The subsection entitled "Example of how your Annual withdrawal amount; Annual Roll-up Amount and annual benefit base adjustment; and the effect of an Excess withdrawal is calculated" under "Guaranteed income benefit" in "Contract features and benefits" is deleted in its entirety and replaced with:


EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

Annual withdrawal amount. Assume you make a contribution of $200,000 and allocate $100,000 to your Guaranteed benefit variable investment options and $100,000 to your Non-Guaranteed benefit variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Guaranteed benefit variable investment options. Also assume that your Annual Roll-up rate is 4% in each contract year. Accordingly, your GIB Roll-up benefit base on your fifth contract date anniversary is $127,290.

The GIB Roll-up benefit base of $127, 290 is calculated as follows:

You start with $100,000 allocated to the Guaranteed benefit variable investment options:

    -- The first Annual Roll-up amount increases your GIB Roll-up benefit base to $104,000;

    -- The second Annual Roll-up amount increases your GIB Roll-up benefit base to $108,160;

    -- Your $5,000 transfer from your Non-Guaranteed benefit account value increases your GIB Roll-up benefit base to $113,160;

    -- The third Annual Roll-up amount increases your GIB Roll-up benefit base to $117,686;

    -- The fourth Annual Roll-up amount increases your GIB Roll-up benefit base to $122,394; and

    -- The fifth Annual Roll-up amount increases your GIB Roll-up benefit base to $127,290.

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,092, calculated as follows:

    o   4% (your current Annual Roll-up rate) multiplied by

    o $127,290 (your GIB Roll-up benefit base as of your most recent contract date anniversary) equals

    o   $5,092.

Annual Roll-up amount and annual benefit base adjustment. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Guaranteed benefit variable investment options, making your current GIB Roll-up benefit base $137,290. Also assume that you withdraw your full Annual withdrawal amount of $5,092 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

    o   4% (your current Annual Roll-up rate) multiplied by

    o $127,290 (your GIB Roll-up benefit base as of your most recent contract date anniversary) plus

    o $240 (the daily pro rated roll-up amount for the contribution: $10,000 x 4% x 219/365 = $240) minus

    o   $5,092 (the Annual withdrawal amount, which was withdrawn)

    o   equals $240

Your adjusted GIB Roll-up benefit base is $137,530.

Effect of an Excess withdrawal. In contract year six, assume instead that you make a withdrawal of $8,092 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,092 ($8,092 - $5,092 = $3,000). Further, assume that your Guaranteed benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB Roll-up benefit base on a pro rata basis. Accordingly, your GIB Roll-up benefit base is reduced by $4,119 at the time of the withdrawal, calculated as follows:

    o $137,290 (your current GIB Roll-up benefit base: $127,290 + $10,000) multiplied by

    o 3% (the percentage of your current Guaranteed benefit account value that was withdrawn) equals

    o   $4,119.

On your sixth contract date anniversary, your adjusted GIB Roll-up benefit base is $133,411, calculated as follows:

    o $133,171 (your GIB Roll-up benefit base adjusted to reflect the Excess withdrawal: $137,290 - $4,119 = $133,171) plus

    o   $240 (your Annual Roll-up amount) equals

    o   $133,411.

See Appendix VI later in this Prospectus for more examples of how withdrawals affect your guaranteed benefit bases and Annual withdrawal amount.

8. The third sentence in the subsection entitled "Customized payment plan" under "Withdrawing your account value" in "Accessing your money" is deleted in its entirety and replaced with the following :

For options that are based on a withdrawal percentage, the specified percentage is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary.

9. The changes described below are made to the state variation description for the state of Washington in "Appendix IV: State contract availability and/or variations of certain features and benefits".

    9a. The first two sentences of the first paragraph under "Effect of withdrawals on your GIB benefit base" are deleted in their entirety and replaced with the following:

The effect of withdrawals on both the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base is on a pro rata basis during the first contract year. Beginning in the second contract year, the effect of withdrawals on the Annual Ratchet to age 95 benefit base will be on a dollar-for-dollar basis up to the Annual withdrawal amount in each contract year.

    9b. The first two sentences of the first paragraph under "Effect of withdrawals on your Annual Ratchet death benefit base (if elected with GIB)" are deleted in their entirety and replaced with the following:

If you elect the GIB with the Annual Ratchet death benefit, withdrawals will reduce the Annual Ratchet death benefit base on a pro rata basis during the first contract year. Beginning in the second contract year, withdrawals will reduce the Annual Ratchet death benefit base on a dollar-for-dollar basis up to the Annual withdrawal amount in each contract year.

10. Example 5 in "Appendix VI: Examples of how withdrawals affect your Guaranteed benefit bases" is deleted in its entirety.

11. The illustrations provided in "Appendix III: Hypothetical illustrations" are deleted in their entirety and replaced with the following:

    Variable Deferred Annuity
    Retirement Cornerstone(SM) - Series B
    $100,000 single contribution and no withdrawals
    Male, issue age 65
    Benefits:
       "Greater of" Guaranteed minimum death benefit
       Guaranteed income benefit



                       Non-Guaranteed      Guaranteed
                      Benefit Account        Benefit
                           Value          Account Value       Cash Value
            Contract ------------------ ----------------- ------------------
      Age     Year      0%        6%       0%       6%       0%        6%
    ------ --------- -------- --------- -------- -------- -------- ---------
      65        0    40,000     40,000   60,000  60,000   93,000     93,000
      66        1    39,052     41,452   57,461  61,061   89,513     95,513
      67        2    38,126     42,957   54,937  62,115   86,063     98,072
      68        3    37,223     44,516   52,425  63,161   83,648    101,677
      69        4    36,341     46,132   49,925  64,197   80,265    104,329
      70        5    35,479     47,807   47,432  65,220   77,912    108,026
      71        6    34,639     49,542   44,946  66,227   76,585    112,769
      72        7    33,818     51,340   42,464  67,217   75,282    117,557
      73        8    33,016     53,204   39,984  68,185   73,000    121,389
      74        9    32,234     55,135   37,503  69,130   69,737    124,265
      75       10    31,470     57,137   35,020  70,048   66,489    127,185
      80       15    27,913     68,288   22,472  74,101   50,385    142,389
      85       20    24,729     81,615    9,472  76,855   34,230    158,470
      90       25    21,931     97,543        0  78,388   21,961    175,931
      95       30    19,449    116,580        0  78,672   19,479    195,253

                 Protect                     Guarantee

              "Greater of"                               Next Year's
               Guaranteed          Guaranteed              Annual
                 minimum             Income              Withdrawal
              death benefit       Benefit Base             Amount
           ------------------- ------------------- -----------------------
      Age      0%        6%        0%        6%        0%          6%
    ------ --------- --------- --------- --------- ---------- ------------
      65     60,000    60,000    60,000    60,000         0            0
      66     62,400    62,400    62,400    62,400     2,496        2,496
      67     64,896    64,896    64,896    64,896     2,596        2,596
      68     67,492    67,492    67,492    67,492     2,700        2,700
      69     70,192    70,192    70,192    70,192     2,808        2,808
      70     72,999    72,999    72,999    72,999     2,920        2,920
      71     75,919    75,919    75,919    75,919     3,037        3,037
      72     78,956    78,956    78,956    78,956     3,158        3,158
      73     82,114    82,114    82,114    82,114     3,285        3,285
      74     85,399    85,399    85,399    85,399     3,416        3,416
      75     88,815    88,815    88,815    88,815     3,553        3,553
      80    108,057   108,057   108,057   108,057     4,322        4,322
      85    131,467   131,467   131,467   131,467     5,259        5,259
      90          0   131,467         0   159,950     7,690        6,398
      95          0   131,467         0   194,604   *$7,690    **$11,676

    *    Payments of $7,690 will continue as lifetime payments
    **   Payments of at least $11,676 will continue as lifetime payments

    The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

    Variable Deferred Annuity
    Retirement Cornerstone(SM) - Series CP(SM)
    $100,000 single contribution and no withdrawals
    Male, issue age 65
    Benefits:
       "Greater of" Guaranteed minimum death benefit
       Guaranteed income benefit



                       Non-Guaranteed      Guaranteed
                      Benefit Account        Benefit
                           Value          Account Value       Cash Value
            Contract ------------------ ----------------- ------------------
      Age     Year      0%        6%       0%       6%       0%        6%
    ------ --------- -------- --------- -------- -------- -------- ---------
      65        0    41,600     41,600   62,400  62,400   96,000     96,000
      66        1    40,510     43,006   59,648  63,375   92,158     98,381
      67        2    39,449     44,460   56,923  64,355   88,372    100,815
      68        3    38,415     45,962   54,223  65,322   85,638    104,284
      69        4    37,409     47,516   51,544  66,273   81,953    106,789
      70        5    36,429     49,122   48,885  67,205   79,313    110,327
      71        6    35,474     50,782   46,242  68,117   76,716    113,899
      72        7    34,545     52,499   43,614  69,005   74,159    117,504
      73        8    33,640     54,273   40,998  69,866   71,637    121,139
      74        9    32,758     56,108   38,391  70,697   69,149    124,805
      75       10    31,900     58,004   35,790  71,495   67,690    129,500
      80       15    27,934     68,492   22,792  74,852   50,726    143,344
      85       20    24,432     80,877    9,548  76,735   34,010    157,612
      90       25    21,391     95,501        0  77,210   21,421    172,710
      95       30    18,728    112,769        0  76,228   18,758    188,997

                 Protect                     Guarantee

              "Greater of"                               Next Year's
               Guaranteed          Guaranteed              Annual
                 minimum             Income              Withdrawal
              death benefit       Benefit Base             Amount
           ------------------- ------------------- -----------------------
      Age      0%        6%        0%        6%        0%          6%
    ------ --------- --------- --------- --------- ---------- ------------
      65     60,000    60,000    60,000    60,000         0            0
      66     62,400    63,375    62,400    63,375     2,496        2,496
      67     64,896    64,896    64,896    64,896     2,596        2,596
      68     67,492    67,492    67,492    67,492     2,700        2,700
      69     70,192    70,192    70,192    70,192     2,808        2,808
      70     72,999    72,999    72,999    72,999     2,920        2,920
      71     75,919    75,919    75,919    75,919     3,037        3,037
      72     78,956    78,956    78,956    78,956     3,158        3,158
      73     82,114    82,114    82,114    82,114     3,285        3,285
      74     85,399    85,399    85,399    85,399     3,416        3,416
      75     88,815    88,815    88,815    88,815     3,553        3,553
      80    108,057   108,057   108,057   108,057     4,322        4,322
      85    131,467   131,467   131,467   131,467     5,259        5,259
      90          0   131,467         0   159,950     7,690        6,398
      95          0   131,467         0   194,604   *$7,690    **$11,676

    *    Payments of $7,690 will continue as lifetime payments
    **   Payments of at least $11,676 will continue as lifetime payments

    The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

    Variable Deferred Annuity
    Retirement Cornerstone(SM) - Series L
    $100,000 single contribution and no withdrawals
    Male, issue age 65
    Benefits:
       "Greater of" Guaranteed minimum death benefit
       Guaranteed income benefit



                       Non-Guaranteed      Guaranteed
                      Benefit Account        Benefit
                           Value          Account Value       Cash Value
            Contract ------------------ ----------------- ------------------
      Age     Year      0%        6%       0%       6%       0%        6%
    ------ --------- -------- --------- -------- -------- -------- ---------
      65        0    40,000     40,000   60,000  60,000   92,000     92,000
      66        1    38,912     41,312   57,251  60,851   88,163     94,163
      67        2    37,854     42,667   54,531  61,685   85,385     97,352
      68        3    36,824     44,067   51,839  62,499   82,663    100,566
      69        4    35,822     45,512   49,170  63,292   79,993    103,804
      70        5    34,848     47,005   46,524  64,060   81,372    111,065
      71        6    33,900     48,546   43,896  64,801   77,797    113,348
      72        7    32,978     50,139   41,286  65,512   74,264    115,651
      73        8    32,081     51,783   38,689  66,189   70,770    117,973
      74        9    31,208     53,482   36,103  66,830   67,312    120,312
      75       10    30,360     55,236   33,526  67,430   63,886    122,666
      80       15    26,419     64,909   20,674  69,683   47,124    134,592
      85       20    23,013     76,275    7,620  70,254   30,663    146,529
      90       25    20,045     89,633        0  69,178   20,075    158,811
      95       30    17,459    105,329        0  66,375   17,489    171,704

                 Protect                      Guarantee

              "Greater of"                               Next Year's
               Guaranteed          Guaranteed              Annual
                 minimum             Income              Withdrawal
              death benefit       Benefit Base             Amount
           ------------------- ------------------- -----------------------
      Age      0%        6%        0%        6%        0%          6%
    ------ --------- --------- --------- --------- ---------- ------------
      65     60,000    60,000    60,000    60,000         0            0
      66     62,400    62,400    62,400    62,400     2,496        2,496
      67     64,896    64,896    64,896    64,896     2,596        2,596
      68     67,492    67,492    67,492    67,492     2,700        2,700
      69     70,192    70,192    70,192    70,192     2,808        2,808
      70     72,999    72,999    72,999    72,999     2,920        2,920
      71     75,919    75,919    75,919    75,919     3,037        3,037
      72     78,956    78,956    78,956    78,956     3,158        3,158
      73     82,114    82,114    82,114    82,114     3,285        3,285
      74     85,399    85,399    85,399    85,399     3,416        3,416
      75     88,815    88,815    88,815    88,815     3,553        3,553
      80    108,057   108,057   108,057   108,057     4,322        4,322
      85    131,467   131,467   131,467   131,467     5,259        5,259
      90          0   131,467         0   159,950     7,394        6,398
      95          0   131,467         0   194,604   *$7,394    **$11,676

    *    Payments of $7,394 will continue as lifetime payments
    **   Payments of at least $11,676 will continue as lifetime payments

    The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

    Variable Deferred Annuity
    Retirement Cornerstone(SM) - Series C
    $100,000 single contribution and no withdrawals
    Male, issue age 65
    Benefits:
       "Greater of" Guaranteed minimum death benefit
       Guaranteed income benefit



                       Non-Guaranteed      Guaranteed
                      Benefit Account        Benefit
                           Value          Account Value       Cash Value
            Contract ------------------ ----------------- -------------------
      Age     Year      0%        6%       0%       6%        0%        6%
    ------ --------- -------- --------- -------- -------- --------- ---------
      65        0    40,000     40,000   60,000  60,000    100,000  100,000
      66        1    38,892     41,292   57,221  60,821     96,113  102,113
      67        2    37,815     42,626   54,473  61,623     92,288  104,249
      68        3    36,767     44,003   51,755  62,405     88,522  106,408
      69        4    35,749     45,424   49,063  63,163     84,812  108,587
      70        5    34,759     46,891   46,395  63,896     81,154  110,787
      71        6    33,796     48,406   43,748  64,600     77,544  113,005
      72        7    32,860     49,969   41,119  65,272     73,979  115,241
      73        8    31,949     51,583   38,506  65,908     70,456  117,491
      74        9    31,064     53,249   35,906  66,506     66,971  119,756
      75       10    30,204     54,969   33,317  67,063     63,521  122,032
      80       15    26,216     64,439   20,426  69,070     46,672  133,509
      85       20    22,777     75,540    7,368  69,348     30,174  144,888
      90       25    19,788     88,554        0  67,929     19,818  156,483
      95       30    17,191    103,810        0  64,728     17,221  168,537

                 Protect                      Guarantee

              "Greater of"                               Next Year's
               Guaranteed          Guaranteed              Annual
                 minimum             Income              Withdrawal
              death benefit       Benefit Base             Amount
           ------------------- ------------------- -----------------------
      Age      0%        6%        0%        6%        0%          6%
    ------ --------- --------- --------- --------- ---------- ------------
      65     60,000    60,000    60,000    60,000         0            0
      66     62,400    62,400    62,400    62,400     2,496        2,496
      67     64,896    64,896    64,896    64,896     2,596        2,596
      68     67,492    67,492    67,492    67,492     2,700        2,700
      69     70,192    70,192    70,192    70,192     2,808        2,808
      70     72,999    72,999    72,999    72,999     2,920        2,920
      71     75,919    75,919    75,919    75,919     3,037        3,037
      72     78,956    78,956    78,956    78,956     3,158        3,158
      73     82,114    82,114    82,114    82,114     3,285        3,285
      74     85,399    85,399    85,399    85,399     3,416        3,416
      75     88,815    88,815    88,815    88,815     3,553        3,553
      80    108,057   108,057   108,057   108,057     4,322        4,322
      85    131,467   131,467   131,467   131,467     5,259        5,259
      90          0   131,467         0   159,950     7,394        6,398
      95          0   131,467         0   194,604   *$7,394    **$11,676

    *    Payments of $7,394 will continue as lifetime payments
    **   Payments of at least $11,676 will continue as lifetime payments

    The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.










  Retirement Cornerstone(SM) Series is issued by and is a service mark of AXA Equitable Life Insurance Company (AXA Equitable). Retirement Cornerstone(SM)
 Series CP(SM) is a service mark of AXA Equitable. Co-distributed by affiliates
    AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



8